Subsequent Events - Additional Information (Detail) (Subsequent Event, United Kingdom) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Apr. 10, 2013 GBP (£) Unit	Mar. 31, 2013 USD ($)
Subsequent Event [Line Items]
Number of nurseries acquired	64
Cash paid for business acquisition	£ 45.0
Business Acquisition Cost		$ 1.5